Income tax - deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income tax.
Recognized deferred tax liability	$ (2,192)
Recognized deferred tax asset	2,192
Unrecognized deferred tax assets	62,808	$ 49,959
Total deferred tax assets	$ 62,808	$ 49,959